Short-term investments (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt securities:
Wealth management products issued by banks or security/trust companies	¥ 178,821,757	$ 24,498,480	¥ 350,164,305
Equity securities:
Marketable equity securities	939,725,698	128,741,893	292,729,235
Short-term investments	¥ 1,118,547,455	$ 153,240,373	¥ 642,893,540